CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2024

Broadly Syndicated Loans (3.3%) (8)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
First Lien (3.3%)
North America (3.1%)
Achilles (OneDigital)	1M SOFR + 4.25%	11/16/2027	$196,970	$193,806	$196,231
Advisor Group (OSAIC)	1M SOFR + 4.00%	8/17/2028	248,090	248,090	248,742
Agiliti Health, Inc.	3M SOFR + 3.00%	5/1/2030	249,372	247,555	248,125
AI Aqua Merger Sub, Inc. (Delaware)	1M SOFR + 3.50%	7/31/2028	246,231	242,500	246,524
AlixPartners, LLC	1M SOFR + 2.50%	2/4/2028	246,183	246,417	246,217
Alterra (Intrawest)	1M SOFR + 3.25%	8/17/2028	246,835	246,835	247,248
Amentum Government Services Holdings LLC	1M SOFR + 4.00%	1/29/2027	246,154	243,598	246,462
American Airlines, Inc.	6M SOFR + 2.75%	2/15/2028	245,000	237,832	244,184
AmWINS Group Inc	1M SOFR + 2.25%	2/19/2028	249,354	249,051	249,025
Anticimex International AB	3M SOFR + 3.50%	11/16/2028	246,212	245,471	245,904
APi Group (J2 Acquisition)	1M SOFR + 2.00%	1/3/2029	250,000	250,000	249,710
AppLovin Corporation	1M SOFR + 2.50%	8/16/2030	371,269	371,029	371,403
Atlantic Aviation Inc.	1M SOFR + 2.75%	9/22/2028	246,212	245,968	246,301
Avis Budget Car Rental, LLC	1M SOFR + 1.75%	8/6/2027	246,134	244,128	243,365
Baldwin Risk Partners, LLC	1M SOFR + 3.25%	5/26/2031	208,131	208,131	207,871
Bally's Corporation	3M SOFR + 3.25%	10/2/2028	147,727	143,576	140,065
BANGL, LLC	3M SOFR + 4.50%	2/1/2029	200,000	200,000	201,250
Beacon Roofing Supply, Inc.	1M SOFR + 2.00%	5/19/2028	248,750	248,750	249,394
Berlin Packaging LLC	3M SOFR + 3.75%	6/7/2031	200,000	199,508	200,386
Blackstone Mortgage Trust, Inc.	1M SOFR + 2.75%	4/23/2026	246,183	245,264	241,260
Brightspring	1M SOFR + 3.25%	2/21/2031	246,804	244,414	246,034
BroadStreet Partners, Inc.	1M SOFR + 3.25%	6/13/2031	496,787	496,479	495,172
Buyer's Edge Company, Inc.	1M SOFR + 3.75%	4/12/2031	250,000	248,774	250,625
Charter Communications, Inc.	3M SOFR + 1.75%	2/1/2027	246,124	245,914	245,770
Clipper Acquisitions Corp.	1M SOFR + 1.75%	3/3/2028	246,183	245,013	245,464
Concentra Health Services, Inc.	6M SOFR + 2.25%	7/26/2031	250,000	249,688	250,625
Cotiviti Holdings, Inc.	3M SOFR + 3.25%	5/1/2031	249,375	248,170	248,829
Covanta Holding Corporation	1M SOFR + 2.50%	11/30/2028	183,154	183,337	182,925
Covanta Holding Corporation	1M SOFR + 2.50%	11/30/2028	14,035	14,049	14,018
DaVita Inc.	1M SOFR + 1.75%	8/12/2026	172,057	171,240	171,907
DaVita Inc.	1M SOFR + 2.00%	5/9/2031	200,000	199,019	199,350
DRW Holdings, LLC	6M SOFR + 3.50%	6/26/2031	250,000	249,375	249,610
DTZ U.S. Borrower, LLC	1M SOFR + 2.75%	8/21/2025	17,216	17,196	17,211
Elanco Animal Health Incorporated	3M SOFR + 1.75%	8/1/2027	270,456	267,763	269,328
Endeavor, LLC	1M SOFR + 2.75%	5/18/2025	241,630	241,259	241,802
Epicor Software Corporation	1M SOFR + 3.25%	5/30/2031	271,483	271,483	272,463

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2024

Broadly Syndicated Loans (3.3%) (8)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
ExamWorks Inc	1M SOFR + 3.00%	11/1/2028	196,977	196,781	196,806
FB Income Advisor, LLC	1M SOFR + 2.25%	4/25/2031	300,000	299,264	299,625
First Eagle Management LLC	3M SOFR + 3.00%	3/5/2029	250,000	246,328	248,673
Froneri International Ltd	1M SOFR + 2.25%	1/29/2027	270,769	269,380	270,485
Go Daddy Op Co, LLC / (GD Finance Co, Inc.)	1M SOFR + 1.75%	5/30/2031	246,795	246,795	246,474
Grant Thornton Advisors LLC	6M SOFR + 3.25%	6/2/2031	250,000	250,000	250,628
Grifols, S.A.	3M SOFR + 2.00%	11/15/2027	248,052	244,818	243,671
Grosvenor Cap Mgmt Hldgs LLLP	1M SOFR + 2.25%	2/25/2030	205,988	205,988	205,603
Hamilton Projects Acquiror, LLC	1M SOFR + 3.75%	5/31/2031	250,000	249,382	251,340
Hudson River Trading LLC	1M SOFR + 3.00%	3/20/2028	196,947	192,769	196,775
Jane Street Group, LLC	1M SOFR + 2.50%	1/26/2028	246,173	246,173	245,836
Jazz Pharmaceuticals, Inc.	1M SOFR + 2.25%	5/5/2028	250,000	250,000	250,000
Johnstone Supply	1M SOFR + 3.00%	6/9/2031	250,000	249,383	250,235
Linden Cogen Holdings, LLC	3M SOFR + 3.50%	10/1/2027	178,651	177,655	178,997
Maravai Intermediate Holdings, LLC	3M SOFR + 3.00%	10/19/2027	246,212	246,440	243,134
Medline Borrower LP	1M SOFR + 2.50%	10/23/2028	269,148	269,148	269,509
MeridianLink Inc	3M SOFR + 2.75%	11/10/2028	249,375	249,375	249,687
MyEyeDr	1M SOFR + 4.00%	4/15/2031	250,000	248,778	249,665
NAB Holdings LLC	3M SOFR + 2.75%	11/23/2028	270,849	270,849	270,944
Netsmart Technologies, Inc.	1M SOFR + 3.75%	10/1/2027	246,183	245,039	246,597
Northriver Midstream Finance LP	3M SOFR + 2.50%	8/16/2030	249,372	248,769	249,457
NortonLifeLock Inc.	1M SOFR + 1.75%	9/12/2029	174,757	174,757	174,038
Nouryon Fin BV	3M SOFR + 3.50%	4/3/2028	147,143	147,143	147,364
NRG Energy, Inc.	3M SOFR + 2.00%	4/16/2031	249,375	248,769	249,250
Organon & Co.	1M SOFR + 2.50%	5/14/2031	248,790	248,178	248,790
Oryx Midstream Services, LLC	1M SOFR + 3.00%	10/5/2028	246,192	246,192	246,059
PAREXEL International Corporation	1M SOFR + 3.25%	11/15/2028	246,222	244,988	246,606
Peraton Corp.	1M SOFR + 3.75%	2/1/2028	245,395	244,926	245,292
Petco Health and Wellness Company, Inc.	3M SOFR + 3.25%	3/3/2028	241,019	239,631	221,704
Playtika Ltd.	1M SOFR + 2.75%	3/13/2028	246,819	245,874	246,666
Proofpoint, Inc.	1M SOFR + 3.00%	8/31/2028	246,226	246,226	246,320
RealPage, Inc.	1M SOFR + 3.00%	4/24/2028	196,962	193,907	191,217
Savage Enterprises, LLC	1M SOFR + 3.00%	9/15/2028	250,000	249,398	250,353
Sedgwick Claims Management Services, Inc. (Lightni	1M SOFR + 3.75%	2/24/2028	520,682	519,830	520,609
Signature Aviation	1M SOFR + 2.75%	7/1/2031	245,932	245,693	245,595
St. George's University Scholastic Services LLC	1M SOFR + 2.75%	2/10/2029	270,833	269,734	270,427
The Dun & Bradstreet Corporation	1M SOFR + 2.75%	1/18/2029	246,862	246,862	246,862
Trans Union	1M SOFR + 2.00%	12/1/2028	190,693	190,693	190,590

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2024

Broadly Syndicated Loans (3.3%) (8)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
United Pacific	1M SOFR + 3.75%	7/9/2031	250,000	249,375	249,688
Univision (Televisa)	1M SOFR + 3.25%	3/15/2026	129,371	128,899	129,356
Virgin Media Holdings Inc.	1M SOFR + 2.50%	1/31/2028	300,000	299,146	286,431
Vistra Energy Corp.	1M SOFR + 2.00%	12/20/2030	246,637	246,637	246,676
UFC Holdings, LLC	3M SOFR + 2.75%	4/29/2026	245,788	245,419	246,235
Vistra Zero Operating Company, LLC	6M SOFR + 2.75%	4/30/2031	249,375	248,163	250,373
Total North America			$19,146,679	$19,074,235	$19,081,441

Europe (0.1%)
Altice Financing S.A.	3M SOFR + 5.00%	10/31/2027	$271,563	$270,795	$233,090
Entain (GVC)	6M SOFR + 2.75%	10/31/2029	250,000	249,696	250,223
Merlin Entertainment (Motion)	3M SOFR + 3.50%	11/12/2029	181,471	181,471	181,426
ThyssenKrupp Elevator (Vertical Midco)	6M SOFR + 3.50%	4/30/2030	248,752	248,152	249,866
Total Europe			$951,785	$950,114	$914,605

Rest of World (0.0%)
Ardonagh Group Finco Pty Ltd	6M SOFR + 3.75%	2/27/2031	$225,000	$223,875	$224,438
Total Rest of World			$225,000	$223,875	$224,438
Total First Lien			$20,323,464	$20,248,224	$20,220,483
Total Broadly Syndicated Loans			$20,323,464	$20,248,224	$20,220,483

Private Equity Investments (89.7%)	Footnotes	Acquisition Date	Fair Value (2)
Direct Investments (26.9%)	(3)(8)(9)
Common Stocks (20.7%)
Europe (3.4%)
Astorg VIII Co-Invest Corden	(4)	8/1/2022	$12,093,120
Aurelia Co-Invest SCSp	(6)	5/14/2024	8,731,875
SEP EIGER AGGREGATOR, L.P.	(4)	4/25/2022	35,299
Total Europe			$20,860,294
North America (17.3%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	$128,000
BCPE Virginia Investor, LP	(6)	12/13/2023	5,500,000
BharCap Babylon Acquisition, LP	(6)	3/8/2024	7,500,000
Cetera Financial Group	(6)	12/18/2023	4,616,816
Corsair Amore Investors, L.P.	(4)	5/25/2022	901,536
GTCR (W-2) Investors LP	(6)	1/29/2024	10,769,513
LJ Shield Co-Invest, L.P.	(6)	6/13/2024	10,000,000
Magnesium Co-Invest SCSp	(4)	5/6/2022	10,708,851

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2024

Private Equity Investments (89.7%)	Footnotes	Acquisition Date	Fair Value (2)
OEP VIII Project Greenheart Co-investment Partners, L.P.	(4)	10/17/2022	10,909,091
Oscar Holdings, LP	(4)	4/27/2022	6,190,704
Quad-C Synoptek Holdings, LLC	(5)	8/12/2022	3,307,997
RCR Equity, LP	(6)	4/23/2024	5,600,000
Rocket Co-Invest, SLP	(6)	3/20/2024	6,669,513
SkyKnight Insurance Holdings, LP.	(6)	11/13/2023	2,074,441
STG AV, L.P.	(6)	11/1/2023	5,000,000
Trivest Bright Co-Invest, L.P.	(6)	4/16/2024	7,500,000
Victors CCC Aggregator LP	(4)	5/31/2022	3,984,013
Webster Cascade Aggregator II, L.P.	(4)	12/21/2022	1,071,332
Webster Oceans Co-Investment Fund, L.P.	(4)	1/31/2022	3,709,393
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	35,423
Total North America			$106,176,623
Total Common Stocks (Cost of $119,653,905)			$127,036,917

Convertible Preferred Stocks (1.1%)
North America (1.1%)
Webster Cascade Aggregator, L.P.	(4)	12/21/2022	$7,020,117
Total North America			$7,020,117
Total Convertible Preferred Stocks (Cost of $6,431,818)			$7,020,117

Preferred Stocks (5.1%)
Europe (0.3%)
SEP EIGER AGGREGATOR, L.P.	(4)	4/25/2022	$2,065,823
Total Europe			$2,065,823
North America (4.8%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	$12,672,005
SCP FCA Investments, LLC	(5)	6/7/2024	7,500,000
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	9,157,200
Total North America			$29,329,205
Total Preferred Stocks (Cost of $24,764,998)			$31,395,028
Total Direct Investments (Cost of $150,850,721)			$165,452,062

Primary Investments (5.6%)	(3)(7)(8)(9)
Europe (0.5%)
Advent International GPE X-D SCSp	(4)	1/31/2022	$2,306,835
PSG Europe (Lux) II S.C.Sp.	(4)	3/1/2022	854,438
TowerBrook Investors VI (892), L.P.	(6)	6/27/2024	—

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2024

Private Equity Investments (89.7%)	Footnotes	Acquisition Date	Fair Value (2)
Total Europe			$3,161,273
North America (5.1%)
CenterOak Equity Fund III-EF, L.P.	(6)	6/14/2024	$—
Francisco Partners VII-A, L.P.	(4)	2/15/2022	6,490
Lee Equity Partners Fund IV(A) ,L.P.	(6)	6/28/2024	—
Nautic Partners XI, L.P.	(6)	6/21/2024	—
One Equity Partners VIII-A, L.P.	(4)	2/15/2022	11,906,135
Truelink Capital I-A, L.P.	(6)	6/7/2024	11,019,162
Webster Capital V, LP	(4)	6/30/2022	8,353,434
Total North America			$31,285,221
Total Primary Investments (Cost of $27,102,960)			$34,446,494

Secondary Investments (57.1%)	(3)(7)(8)(9)
Europe (14.2%)
Advent International GPE IX (EUR) - Ross	(5)	12/31/2023	$1,249,077
Barley (No.1) Limited Partnership	(6)	4/17/2024	2,340,957
Barley Institutional Co-Invest Limited Partnership	(6)	4/17/2024	334,422
Bridgepoint Europe VI - Ross	(5)	12/31/2023	1,534,721
Bridgepoint Europe VII	(6)	1/31/2024	68,587
CVC Capital Partners Strategic Opportunities II - Ross	(5)	12/31/2023	1,038,439
CVC Capital Partners VI - Ross	(5)	12/31/2023	345,567
CVC Capital Partners VII - Ross	(5)	12/31/2023	494,297
CVC Capital Partners VIII - Ross	(5)	12/31/2023	520,973
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG	(4)	9/19/2022	14,177,010
Equistone SP I SCSp	(4)	6/23/2022	5,708,982
Gamma Co-invest, L.P.	(6)	6/28/2024	3,821,658
IK SC Strategic Opportunities I Fund	(6)	4/4/2024	12,003,220
TowerBrook Investors V	(6)	6/28/2024	43,414,982
Total Europe			$87,052,892
North America (41.7%)
Apollo Overseas Partners (Delaware 892) IX, L.P.	(4)	3/31/2022	$7,183,705
Apollo Overseas Partners (Delaware 892) X, L.P.	(4)	7/21/2022	100,874
Audax Private Equity Fund VI - Ross	(5)	12/31/2023	883,770
Clayton Dubilier and Rice XI	(5)	6/30/2023	4,298,053
Excellere Partners III	(6)	3/31/2024	13,528,695
Excellere Partners IV	(6)	3/31/2024	8,520,428
Frontier Opportunity Fund A - Ross	(5)	12/31/2023	252,000
GA Continuity I (AM) Fund	(5)	6/30/2023	181,141
GA Continuity I (HG) Fund	(5)	6/30/2023	331,589

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2024

Private Equity Investments (89.7%)	Footnotes	Acquisition Date	Fair Value (2)
GA Continuity I (SNF) Fund	(5)	6/30/2023	221,968
Green Equity Investors Side CF III - C, L.P.	(6)	12/4/2023	9,128,689
Hellman & Friedman Capital Partners IX - Ross	(5)	12/31/2023	1,042,953
Hellman & Friedman Capital Partners X - Ross	(5)	12/31/2023	434,678
Investcorp North American Private Equity Parallel Fund I, L.P.	(4)	2/17/2023	3,989,107
Investcorp North American Private Equity Realization Fund 2022, L.P.	(4)	2/17/2023	10,561,640
Kinderhook GME Equity	(6)	6/14/2024	404,192
Kinderhook PMQ Reinvestment Fund V-A, L.P.	(4)	3/3/2022	6,162,759
Kinderhook Reinvestment Fund IV2, L.P.	(6)	11/13/2023	14,263,561
Littlejohn Fund V, L.P.	(4)	3/31/2022	1,694,391
Littlejohn Fund VI	(4)	12/31/2022	2,929,364
Littlejohn Fund VI - Ross	(5)	12/31/2023	919,032
Littlejohn Fund VI-A, L.P.	(4)	3/31/2022	3,683,447
Manulife PE Partners II Cayman, L.P.	(6)	6/1/2024	91,340,700
Norwest Equity Partners IX, LP	(5)	9/30/2023	6,153,301
Norwest Equity Partners X, LP	(5)	9/30/2023	14,548,843
Norwest Equity Partners XI, LP	(5)	9/30/2023	2,481,468
Odyssey Investment Partners Fund V	(4)	12/31/2022	903,320
Odyssey Investment Partners Fund VI	(4)	12/31/2022	1,831,691
OEP Neptune Fund I, SCSP	(4)	4/24/2023	13,396,966
One Equity Partners VI - Ross	(5)	12/31/2023	153,803
One Equity Partners VII - Ross	(5)	12/31/2023	543,202
One Equity Partners VIII - Ross	(5)	12/31/2023	746,311
Quad-C Partners IX, L.P.	(5)	12/31/2022	1,462,228
Quad-C Partners X, L.P.	(4)	12/31/2022	1,268,757
Roark Capital Partners CF LP	(4)	8/17/2022	7,694,836
Sentinel MCA AV, L.P.	(6)	10/13/2023	2,393,933
TA Associates XIII - Ross	(5)	12/31/2023	479,403
TA Associates XIV - Ross	(5)	12/31/2023	329,279
Thoma Bravo Oasis Fund A, L.P.	(4)	1/21/2022	6,905,509
TPG Healthcare Partners II, L.P.	(4)	8/5/2022	67,264
TPG Partners IX, L.P.	(4)	8/5/2022	333,965
TPG Partners VII, L.P.	(4)	3/31/2022	1,459,767
TPG Partners VIII, L.P.	(4)	3/31/2022	10,011,770
Wind Point Partners IX - Ross	(5)	12/31/2023	678,794
Wind Point Partners VIII - Ross	(5)	12/31/2023	190,461
Wind Point Partners X-B, L.P.	(6)	1/23/2024	137,992
Total North America			$256,229,599
Rest of World (1.2%)

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2024

Private Equity Investments (89.7%)	Footnotes	Acquisition Date	Fair Value (2)
Affinity Asia Pacific Fund V - Ross	(5)	12/31/2023	$505,639
TPG Asia VII (B), L.P.	(4)	4/20/2022	6,142,816
TPG ASIA VIII (B), L.P.	(4)	7/1/2022	878,165
Total Rest of World			$7,526,620
Total Secondary Investments (Cost of $295,540,533)			$350,809,111
Total Private Market Investments (Cost of $473,494,214)			$550,707,667
Total Investments, at Fair Value (Cost of $493,742,438) (93.0%)			$570,928,150
Cash Equivalents (16.9%)
North America (16.9%)
UMB Money Market II Special (5.18%)	(4)(5)(6)		$103,921,588
Total Cash Equivalents (Cost of $103,921,588)			$103,921,588
Total Investments and Cash Equivalents, at Fair Value (Cost of $597,664,026) (109.9%)			$674,849,738
Other Assets and Liabilities, Net (-9.9%)			$(60,793,461)
Net Assets (100.0%)			$614,056,277
Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
(1) As of June 30, 2024, the below reference rates were in effect:
1M US SOFR - 1 Month SOFR as of June 30, 2024 was 5.34%
3M US SOFR - 3 Month SOFR as of June 30, 2024 was 5.32%
6M US SOFR - 6 Month SOFR as of June 30, 2024 was 5.25%
(2) The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment, Primary Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment, Primary Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment, Primary Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Schedule of Investments for further details regarding the valuation policy of the Fund.
(3) Direct Investments are private investments directly into the equity of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets acquired on the secondary market.
(4) Investments held in AlpInvest Seed Fund L.P.
(5) Investments held in ACP 2022 Marvel Blocker LLC.
(6) Investments held in AlpInvest CAPM Holdings LLC.
(7) Investment does not issue shares.
(8) Non-income producing security.
(9) Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2024 was $550,707,667, or 89.7% of net assets. As of June 30, 2024, the aggregate cost of each investment restricted to resale was $9,354,825, $8,827,359, $35,118, $80,492, $5,005,955, $7,513,902, $4,266,180, $1,770,423, $9,604,943, $9,800,000, $9,454,920, $8,098,536, $4,356,463, $4,227,970, $5,600,000, $6,744,854, $2,029,286, $5,006,587, $7,781,969, $2,992,652, $3,704,247, $3,369,407, $27,817, $6,431,818, $2,055,229, $7,968,686, $7,191,082, $2,052,351, $2,052,351, $729,525, $0, $0, $131,901, $0, $0, $9,050,063, $7,638,024, $7,501,095, $1,152,478, $2,454,156, $350,594, $1,241,143, $80,005, $994,110, $274,513, $452,647, $582,001, $11,733,635, $4,834,588, $4,151,511, $11,496,928, $32,554,693, $6,646,490, $108,704, $809,827, $3,735,801, $10,567,248, $7,866,212, $218,653, $129,191, $232,562, $155,666, $8,298,223, $894,339, $414,175, $3,524,387, $8,632,496, $404,192, $4,337,022, $11,249,600, $2,479,459, $2,800,646, $775,644, $3,525,177, $79,758,827, $3,613,425, $9,170,632, $2,595,405, $1,058,197, $1,775,722, $9,867,871, $98,855, $579,934, $678,335, $1,450,571, $1,242,903, $6,035,689, $2,363,637, $405,651, $357,590, $4,209,124, $55,863, $287,718, $1,396,013, $8,805,198, $668,918, $202,679, $144,247, $351,966, $7,392,493, and $814,353, respectively, totaling $473,494,214.
See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2024

1. ORGANIZATION
Carlyle AlpInvest Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on December 7, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on January 3, 2023.

The Fund’s Board of Trustees (the “Board”) provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“AlpInvest”). AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. AlpInvest entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with AlpInvest, the “Advisers”) and is responsible for the broadly syndicated loans investment strategy of the Fund’s assets. Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each Adviser is also an indirect, wholly-owned subsidiary of The Carlyle Group Inc.

The Fund's investment objective is to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of private markets investments (“Private Markets Investments”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Markets Investments. Private Markets Investments include, without limitation:

•as part of the Fund's “Direct Investments” strategy, direct investments in individual portfolio companies alongside third party private equity funds (“Underlying Funds”);
•as part of the Fund’s “Secondary Investments” strategy, secondary purchases of interests in Underlying Funds and portfolio companies;
•as part of the Fund’s “Primary Investments” strategy, direct subscriptions for interests in Underlying Funds; and
•investments in privately placed bank loans and other debt instruments and loans to private companies.

As part of its principal investment strategies, the Fund invests in underlying funds and portfolio companies organized both within and outside of the United States. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return.
2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The Consolidated Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The preparation of the Consolidated Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Schedule of Investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The consolidated Schedule of Investments include the accounts of the Fund and its wholly owned subsidiaries (“Subsidiaries”). The following is a summary of significant accounting policies used in preparing the Consolidated Schedule of Investments.

Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. The consolidated Schedule of Investments of the Fund include AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., and ACP 2022 Marvel Blocker LLC, all wholly-owned subsidiaries of the Fund.

Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, AlpInvest, as the Fund's investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the Fund’s investments, subject to the Board’s oversight.

The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). For Liquid investments that are publicly traded or for which market quotations are available, including broadly syndicated term loans, valuations are generally based on the closing sales prices as of the valuation date. See Note 3, “Fair Value Measurements”.
3. FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

Level 1 —    Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.
Level 2 —    Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 —    Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds. Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

AlpInvest will adjust the fair value provided by the Underlying Funds' management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying Funds' management.

Direct Investments – The Fund may also make Direct Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

AlpInvest determines comparable public companies based on industry, size, developmental stage, strategy, etc., and then calculates a trading multiple for each comparable company identified by dividing the enterprise value of the comparable company by its earnings before interest, taxes, depreciation and amortization (EBITDA). The trading multiple may then be discounted for considerations such as differences between the comparable companies and the subject company based on company specific facts and circumstances. The combined multiple is then applied to the subject company to calculate the value of the subject company.

Broadly Syndicated Loans – The Fund may also make investments in broadly syndicated loans. The broadly syndicated loans are fair valued using pricing services and broker quotes. Pricing for the broadly syndicated loans is provided by the Sub-Adviser who obtains marks from Markit, a third-party pricing service. The Sub-Adviser checks the valuations and determines if price overrides or challenges are needed before final pricing is provided to the Adviser. Accordingly, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of June 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Broadly Syndicated Loans	$—	$18,737,612	$1,482,871	$20,220,483
Cash Equivalents	103,921,588	—	—	103,921,588
Direct Investments	—	—	165,452,062	165,452,062
Total	$103,921,588	$18,737,612	$166,934,933	$289,594,133
The Fund held Primary Investments and Secondary Investments with a fair value of $385,255,605, which are excluded from the fair value hierarchy as of June 30, 2024, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a “practical expedient” are not required to be included in the fair value hierarchy.